PORTFOLIO OF INVESTMENTS
as of Auguts 31, 2025 (Unaudited)
1
Voya Target
Retirement 2060 Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 26.8%
61,595  iShares Core S&P Mid-
Cap ETF
$ 4,013,530
6.0
187,020  Vanguard FTSE
Developed Markets
ETF
10,979,944
16.4
44,908  Vanguard FTSE
Emerging Markets ETF
2,314,110
3.4
12,021  Vanguard Long-Term
Treasury ETF
665,843
1.0
Total Exchange-Traded
Funds
(Cost $15,182,262)
17,973,427
26.8
MUTUAL FUNDS : 73.0%
Affiliated Investment Companies : 17.9%
264,918  Voya Intermediate
Bond Fund - Class R6
2,333,924
3.5
452,174  Voya Multi-Manager
International Equity
Fund - Class I
5,543,648
8.3
15,613  Voya Small Cap
Growth Fund - Class
R6
698,676
1.0
88,155  Voya Small Company
Fund - Class R6
1,375,213
2.0
161,897  Voya VACS Series
EME Fund
2,054,468
3.1
12,005,929
17.9
Unaffiliated Investment Companies : 55.1%
164,671  Fidelity 500 Index
Fund
37,011,442
55.1
Total Mutual Funds
(Cost $44,779,280)
49,017,371
73.0
Total Long-Term
Investments
(Cost $59,961,542)
66,990,798
99.8
Total Investments in
Securities
(Cost $59,961,542) $ 66,990,798 99.8
Assets in Excess of
Other Liabilities 101,800 0.2
Net Assets $ 67,092,598 100.0

PORTFOLIO OF INVESTMENTS
as of Auguts 31, 2025 (Unaudited) (continued)
2
Voya Target
Retirement 2060 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 17,973,427 $ — $ — $ 17,973,427
Mutual Funds 49,017,371 — — 49,017,371
Total Investments, at fair value $ 66,990,798 $ — $ — $ 66,990,798
Other Financial Instruments+
Futures 3,017 — — 3,017
Total Assets $ 66,993,815 $ — $ — $ 66,993,815
Liabilities Table
Other Financial Instruments+
Futures $ (101) $ — $ — $ (101)
Total Liabilities $ (101) $ — $ — $ (101)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended August 31, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
8/31/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 1,764,162 $ 560,353 $ (20,231) $ 29,640 $ 2,333,924 $ 23,175 $ 251 $ —
Voya Multi-Manager International
Equity Fund - Class I
4,703,984 850,532 (193,743) 182,875 5,543,648 — 27,585 —
Voya Small Cap Growth Fund -
Class R6
— 643,858 (3,406) 58,224 698,676 — 85 —
Voya Small Company Fund - Class
R6
— 1,288,351 (6,841) 93,703 1,375,213 — 142 —
Voya VACS Series EME Fund
1,748,484 235,254 (92,599) 163,329 2,054,468 — 23,769 —
$ 8,216,630 $ 3,578,348 $ (316,820) $ 527,771 $ 12,005,929 $ 23,175 $ 51,832 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At August 31, 2025, the following futures contracts were outstanding for Voya Target Retirement 2060 Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note 15 12/31/25 $ 1,642,031 $ 3,017
$ 1,642,031 $ 3,017
Short Contracts:
3-month SOFR (7) 03/17/26 (1,684,025) (101)
$ (1,684,025) $ (101)

PORTFOLIO OF INVESTMENTS
as of Auguts 31, 2025 (Unaudited) (continued)
3
Voya Target
Retirement 2060 Fund
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 7,030,628
Gross Unrealized Depreciation (1,372)
Net Unrealized Appreciation $ 7,029,256